Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities
Net Income	$ 30,550	$ 13,608	$ 18,375
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	16,954	15,928	16,017
Employee retirement benefits	440	2,705	(1,747)
Deferred income taxes	(14,463)	(1,063)	3,516
Provision for uncollectible accounts	1,167	1,420	1,610
Equity in losses of unconsolidated businesses, net of dividends received	117	138	127
Changes in current assets and liabilities, net of effects from acquisition/disposition of businesses
Accounts receivable	(5,674)	(5,067)	(945)
Inventories	168	61	(99)
Other assets	27	(660)	942
Accounts payable and accrued liabilities	(459)	(1,089)	2,545
Discretionary contribution to qualified pension plans	(3,411)	(186)	0
Net gain on sale of divested businesses	(1,774)	(1,007)	0
Other, net	676	(3,099)	(1,350)
Net cash provided by operating activities	24,318	21,689	38,991
Cash Flows from Investing Activities
Capital expenditures (including capitalized software)	(17,247)	(17,059)	(17,775)
Acquisitions of businesses, net of cash acquired	(5,880)	(3,765)	(3,545)
Acquisitions of wireless licenses	(583)	(534)	(9,942)
Proceeds from dispositions of businesses	3,614	9,882	48
Other, net	1,640	1,602	1,198
Net cash used in investing activities	(18,456)	(9,874)	(30,016)
Cash Flows from Financing Activities
Proceeds from long-term borrowings	27,707	12,964	6,667
Proceeds from asset-backed long-term borrowings	4,290	4,986	0
Repayments of long-term borrowings and capital lease obligations	(23,837)	(19,159)	(9,340)
Repayments of asset-backed long-term borrowings	(400)	0	0
Decrease in short-term obligations, excluding current maturities	(170)	(149)	(344)
Dividends paid	(9,472)	(9,262)	(8,538)
Purchase of common stock for treasury	0	0	(5,134)
Other, net	(4,269)	(2,756)	1,577
Net cash used in financing activities	(6,151)	(13,376)	(15,112)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	(289)	(1,561)	(6,137)
Cash, cash equivalents and restricted cash, end of period (Note 1)	2,079	2,880
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 2,888	$ 3,177	$ 4,738